Income Taxes - Additional Information (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Income Taxes
Cumulative valuation allowance	$ 7,250,275
NOLs	$ 270,000
Percentage of future utilization of the NOLs	80.00%